Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	Flat Rock Enhanced Income Fund
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001925779
Document Period End Date	Dec. 31, 2023